Derivative Financial Instruments and Hedge Accounting - Summary of Gains and Losses from Hedging Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Income tax effect	₩ (26,930)	₩ (21,534)	₩ 7,580
Income tax effect	24,936	25,599	(24,500)
Fair value hedge
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	21,302	(6,089)	62,426
Gains(losses) on hedging instruments	(101,281)	(187,364)	89,179
Gains (losses) on the hedged items attributable to the hedged risk	122,552	188,556	(26,899)
Total	21,271	1,192	62,280
Interest rate
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	(550)	(12,058)	5,742
Currency
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Hedge ineffectiveness recognized in profit or loss	21,852	5,969	56,684
Cash Flow Hedge
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains(losses) on hedging instruments	69,151	96,491	(55,240)
Effective portion of gains (losses) on cash flow hedging instruments (recognized in other comprehensive income or loss)	71,692	95,478	(48,034)
Ineffective portion of gains (losses) on cash flow hedging instruments (recognized in profit or loss)	(2,541)	1,013	(7,206)
Reclassification to profit or loss	(13,288)	(53,080)	39,190
Income tax effect	(26,930)	(21,534)	7,580
Other comprehensive income (loss) after tax	31,474	20,864	(1,264)
Hedge of net investments in foreign operations
Gains And Losses From Hedging Instruments And Hedged Items Attributable To The Hedged [Abstract]
Gains(losses) on hedging instruments	(104,021)	(88,729)	88,769
Effective portion of gains(losses) on hedge of net investments in foreign operations(amount recognized in other comprehensive income)	(104,021)	(88,729)	88,769
Ineffective portion of gains(losses) on hedge of net investments in foreign operations (amount recognized in profit or loss)	0	0	0
Reclassification to profit or loss	0	5,195	0
Income tax effect	24,936	25,599	(24,500)
Other comprehensive income (loss) after tax	₩ (79,085)	₩ (57,935)	₩ 64,269